EQUITY-BASED AND OTHER COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2011	Jan. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 38,157,000	$ 39,266,000	$ 213,274,000
Expected future benefit payments in next twelve months	4,800,000
Defined contribution plan, cost recognized		4,200,000	3,900,000
Class A Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance	181,593,848
Equity-based compensation	497,000	0	0
RSUs with service conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Change in RSU expense due to changes in the estimated forfeiture rates	2,200,000	1,200,000	0
Principals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Principals extended employment term				5 years
Annual compensation	200,000
CEO [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation			5,000,000
Outstanding					1,800,000
Forfeited (in shares)					4,000,000
Principal Performance Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of incentive income earned to be paid to principals on existing AUM	20.00%
Percent of fund management distributable earnings for new flagship hedge fund AUM	20.00%
Maximum percentage of principal performance payments payable in cash	10.00%
Vesting period (in years)	3 years
Percentage of after tax cash portion of principal performance payments subject to mandatory investment	50.00%
Equity-based compensation	$ 13,307,000	$ 16,396,000	$ 5,422,000
Principal Performance Payments [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fund management distributable earnings to be paid	10.00%
Principal Performance Payments [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fund management distributable earnings to be paid	20.00%
Permanent Capital Vehicle [Member] | Principal Performance Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of fund management distributable earnings above a threshold	20.00%